Capital stock - Derivative liabilities (Details)	12 Months Ended
Aug. 31, 2023 CAD ($)
Capital stock.
Opening balance	$ 0
Additions	7,614,510
Change in estimate	(2,055,688)
Closing balance	$ 5,558,822